                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:           /  /      (a)
             or fiscal year ending:        12/31/2005   (b)

Is this a transition report? (Y/N):                                          N
                                                                           -----
                                                                            Y/N

Is this an amendment to a previous filing? (Y/N):                            N
                                                                           -----
                                                                            Y/N

Those items or sub-items with a box [/] after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name:   JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

     B. File Number:       811-08696

     C. Telephone Number:  (617) 663-3812

2.   A.  Street:           200 Clarendon Street P.O. Box 111

     B.  City:  Boston     C. State: Massachusetts   D. Zip Code:  02117
                                                        Zip Ext. 0111

     E. Foreign Country:                                    Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)----------    N
                                                                           -----
                                                                            Y/N

4.   Is this the last filing on this form by Registrant? (Y/N) ----------    N
                                                                           -----
                                                                            Y/N

5.   Is Registrant a small business investment company (SBIC)? (Y/N)-----    N
     [If answer is "Y" (Yes), complete only items 89 through 110.]         -----
                                                                            Y/N

6.   Is Registrant a unit investment trust (UIT)? (Y/N)------------------    Y
     [If answer is "Y" (Yes), complete only items 111 through 132.]        -----
                                                                            Y/N

   For period ending        12/31/2005

   File number 811-         08696

111. A.     [/]     Depositor Name:
                                        -------------------------

     B.     [/]     File Number (if any):
                                              -------------------
     C.     [/]     City:        State:       Zip Code:     Zip Ext:
                         -------       -------         -----         -------

     D.     [/]     Foreign Country:           Foreign Postal Code:
                                     ---------                      --------

111. A.     [/]     Depositor Name:
                                    -------------------------

     B.     [/]     File Number (if any):
                                          -------------------

     C.     [/]     City:        State:       Zip Code:     Zip Ext:
                         -------       -------         -----         -------

     D.     [/]     Foreign Country:           Foreign Postal Code:
                                    ----------                      --------

112. A.     [/]     Sponsor Name:
                                   -------------------------

     B.     [/]     File Number (if any):
                                          -------------------

     C.     [/]     City:        State:       Zip Code:     Zip Ext:
                         -------       -------         -----         -------

     D.     [/]     Foreign Country:           Foreign Postal Code:
                                     ---------                      --------

112. A.     [/]     Sponsor Name:
                                   -------------------------

     B.     [/]     File Number (if any):
                                          -------------------

     C.     [/]     City:        State:       Zip Code:     Zip Ext:
                         -------       -------         -----         -------

     D.     [/]     Foreign Country:           Foreign Postal Code:
                                     ---------                      --------

   For period ending     12/31/2005

   File number 811-      08696

113. A.     [/]    Trustee Name: _____________

     B.     [/]     City: ______  State: _______ Zip Code: ______
                    Zip Ext:_____

     C.     [/]     Foreign Country: ______  Foreign Postal Code: ______

113. A.     [/]     Trustee Name: ______________

     B.     [/]     City: ______   State: ______  Zip Code: ______
                    Zip Ext:_________

     C.     [/]     Foreign Country: ______ Foreign Postal Code: __________

114. A.     [/]     Principal Underwriter Name: __________

     B.     [/]     File Number (if any): _________

     C.     [/]     City: ______   State: ______  Zip Code: ______
                    Zip Ext:_______

     D.     [/]     Foreign Country: ______  Foreign Postal Code: _________

114. A.     [/]     Principal Underwriter Name: __________

     B.     [/]     File Number (if any): ___________

     C.     [/]     City: ______   State: ______  Zip Code: ______
                    Zip Ext:____

     D.     [/]     Foreign Country: ______  Foreign Postal Code: _________

115. A.     [/]     Independent Public Accountant Name: ____________

     B.     [/]     City: ______   State: ______  Zip Code: ______
                    Zip Ext:____________

     C.     [/]     Foreign Country: ______  Foreign Postal Code: _________

115. A.     [/]     Independent Public Accountant Name: ____________

     B.     [/]     City: ______  State: ______   Zip Code: ______
                    Zip Ext: _________

     C.     [/]     Foreign Country: ______ Foreign Postal Code:___________

   For period ending     12/31/2005

   File number 811-      08696

116. Family of investment companies information:

     A.     [/]     Is Registrant part of a family of investment
                    companies?  (Y/N) ----------------------------
                                                                        _____
                                                                         Y/N

     B.     [/]     Identify the family in 10 letters:   MANULIFEIS

               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.     [/]     Is Registrant a separate account of an insurance
                    company?(Y/N) -----------------------------------
                                                                        _____
                                                                         Y/N

            If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B.     [/]     Variable annuity contracts? (Y/N)----------------
                                                                        _____
                                                                         Y/N

     C.     [/]     Schedule premium variable life contracts? (Y/N)--
                                                                        _____
                                                                         Y/N

     D.     [/]     Flexible premium variable life contracts? (Y/N)
                                                                        _____
                                                                         Y/N

     E.     [/]     Other types of insurance products registered under
                    the Securities Act of 1933?  (Y/N) ---------------
                                                                        _____
                                                                         Y/N

118. [/]   State the  number of series existing at the end of the
           period that had  securities  registered  under  the
           Securities  Act of  1933 --------------------------------      1
                                                                        _____

119. [/]   State the number of new series for which registration
           statements under the  Securities  Act of 1933  became
           effective  during the period ----------------------------
                                                                        _____

120. [/]   State the total value of the portfolio  securities on
           the date of deposit for the new series included in item
           119 ($000's  omitted) -----------------------------------   $
                                                                        _____

121. [/]   State the number of series for which a current
           prospectus was in existence at the end of the period ----
                                                                        _____

122. [/]   State the number of existing series for which additional
           units were registered under the Securities Act of 1933
           during the current period -------------------------------      1
                                                                        _____

   For period ending     12/31/2004

   File number 811-      08696


123. [/]   State the total value of the additional units considered
           in answering item 122 ($000's omitted) ------------------   $
                                                                        _____

124. [/]   State the total value of units of prior series that were
           placed in the portfolios of subsequent series during the
           current period (the value of these units is to be measured on the date they were placed in the subsequent series)
           ($000's omitted)----------------------------------------
                                                                        _____

125. [/]   State the total dollar amount of sales loads collected
           (before reallowances to other brokers or dealers) by
           Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
           series of Registrant ($000's omitted) -------------------   $
                                                                        _____

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series). ($000's omitted)------------------------------------------------------
                                                                        $
                                                                        _____

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                           Number            Total Assets            Total Income
                                                                          of Series            ($000's               Distributions
                                                                          Investing            omitted)                ($000's
                                                                                                                       omitted)
A       U.S. Treasury direct issue.................................                        $                       $
                                                                        --------------     --------------------    -----------------

B       U.S. Government agency.....................................                        $                       $
                                                                        --------------     --------------------    -----------------

C       State and municipal tax-free...............................                        $                       $
                                                                        --------------     --------------------    -----------------

D       Public utility debt........................................                        $                       $
                                                                        --------------     --------------------    -----------------

E       Broker or dealers debt or debt of brokers' or dealers'                             $                       $
        parent.....................................................
                                                                        --------------     --------------------    -----------------

F       All other corporate intermed. & long-term debt.............                        $                       $
                                                                        --------------     --------------------    -----------------

G       All other corporate short-term debt........................                        $                       $
                                                                        --------------     --------------------    -----------------

H       Equity securities or brokers or dealers or parents of                              $                       $
        brokers or dealers.........................................
                                                                        --------------     --------------------    -----------------

I       Investment company equity securities.......................                        $                       $
                                                                        --------------     --------------------    -----------------

J       All other equity securities................................                  1     $            536,128    $               0
                                                                        --------------     --------------------    -----------------

K       Other securities...........................................                        $                       $
                                                                        --------------     --------------------    -----------------
L       Total assets of all series of Registrant...................                  1     $            536,128    $               0
                                                                                           --------------------

   For period ending     12/31/2005

   File number 811-      08696

128.  [/]     Is the timely payment of principal and interest on any
              of the portfolio securities held by any of Registrant's
              series at the end of the current period insured or
              guaranteed by an entity other than the insurer?
              (Y/N)------------------------------------------------   _____
                                                                       Y/N

              [If answer is "N" (No), go to item 131.]

129.  [/]     Is the issuer of any instrument covered in item 128
              delinquent or in default as to payment of principal or
              interest at the end of the current period? (Y/N)
                                                                      _____
                                                                       Y/N

              [If answer is "N" (No), go to item 131.]

130.  [/]     In computations of NAV or offering price per unit, is
              any part of the value attributed to instruments \
              identified in item 129 derived from insurance or
              guarantees? (Y/N) -----------------------------------   _____
                                                                       Y/N

131. Total expenses incurred by all series of Registrants during the
     current reporting period ($000's omitted) -----------------------    $9,393

132.  [/]     List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-    08696    811- ______    811- ______     811- ______    811-  ______

811-    ______   811- ______    811- ______     811- ______    811-  ______

811-    ______   811- ______    811- ______     811- ______    811-  ______

811-    ______   811- ______    811- ______     811- ______    811-  ______

811-    ______   811- ______    811- ______     811- ______    811-  ______

811-    ______   811- ______    811- ______     811- ______    811-  ______

811-    ______   811- ______    811- ______     811- ______    811-  ______

811-    ______   811- ______    811- ______     811- ______    811-  ______

811-    ______   811- ______    811- ______     811- ______    811-  ______

  For period ending   12/31/2005

  File number 811-    08696

This report is signed on behalf of the registrant in the city of Boston, Massachusetts on the 28th day of February, 2006.

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

/s/ Yiji Starr
---------------
By:
Yiji Starr
Vice President & CFO Annuities

/s/ ARNOLD R. BERGMAN
------------------------
Witness:
Arnold R. Bergman
Chief Counsel Annuities